Revenue - Schedule of Disaggregation of Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 17,156	$ 11,520	$ 72,680	$ 59,455
Service revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	16,806	11,199	71,152	58,108
Service revenue [Member] | United States [Member]
Disaggregation of Revenue [Line Items]
Revenues	11,389	6,846	45,093	34,869
Service revenue [Member] | Europe [Member]
Disaggregation of Revenue [Line Items]
Revenues	5,417	4,353	26,059	23,239
Lease revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	350	321	1,528	1,347
Lease revenue [Member] | United States [Member]
Disaggregation of Revenue [Line Items]
Revenues	120	213	867	859
Lease revenue [Member] | Europe [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 230	$ 108	$ 661	$ 488